Premises and equipment	12 Months Ended
Mar. 31, 2016
Premises and equipment

6. Premises and equipment

Premises and equipment at March 31, 2015 and 2016 consist of the following:

	2015	2016
	(in millions of yen)
Land	563,295	552,205
Buildings	822,229	827,458
Equipment and furniture	450,656	463,205
Leasehold improvements	82,610	88,195
Construction in progress	14,745	20,656
Software	862,353	1,086,124

Total	2,795,888	3,037,843
Less: Accumulated depreciation and amortization	1,163,403	1,199,853

Premises and equipment—net	1,632,485	1,837,990

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2014, 2015 and 2016 was ¥155,549 million, ¥161,152 million and ¥162,676 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥58,783 million and ¥69,077 million at March 31, 2015 and 2016, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2015 and 2016 amounted to ¥33,249 million and ¥34,733 million, respectively.